Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
CIK	dei_EntityCentralIndexKey	0001657201
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 23, 2021
Effective Date	dei_DocumentEffectiveDate	Apr. 23, 2021
Prospectus Date	rr_ProspectusDate	Dec. 21, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco BulletShares 2021 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCL
Invesco BulletShares 2022 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJM
Invesco BulletShares 2024 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJO
Invesco BulletShares 2026 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCQ
Invesco BulletShares 2025 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCP
Invesco BulletShares 2025 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJP
Invesco BulletShares 2027 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCR
Invesco BulletShares 2024 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCO
Invesco BulletShares 2023 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJN
Invesco BulletShares 2023 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCN
Invesco BulletShares 2022 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCM
Invesco Defensive Equity ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEF